Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Long term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding for the next five years and thereafter
			Outstanding US dollar-denominated amount
					December 31,
In millions		Maturity			2012		2011
Debentures and notes: (A)

Canadian National series:
4.40%	10-year notes (B)	Mar. 15, 2013	$400	$398		$407
4.95%	6-year notes (B)	Jan. 15, 2014	325	323		331
5.80%	10-year notes (B)	June 1, 2016	250	249		254
1.45%	5-year notes (B)	Dec. 15, 2016	300	298		305
5.85%	10-year notes (B)	Nov. 15, 2017	250	249		254
5.55%	10-year notes (B)	May 15, 2018	325	323		331
6.80%	20-year notes (B)	July 15, 2018	200	199		203
5.55%	10-year notes (B)	Mar. 1, 2019	550	547		559
2.85%	10-year notes (B)	Dec. 15, 2021	400	398		407
2.25%	10-year notes (B)	Nov. 15, 2022	250	249		-
7.63%	30-year debentures	May 15, 2023	150	149		153
6.90%	30-year notes (B)	July 15, 2028	475	473		483
7.38%	30-year debentures (B)	Oct. 15, 2031	200	199		203
6.25%	30-year notes (B)	Aug. 1, 2034	500	498		509
6.20%	30-year notes (B)	June 1, 2036	450	448		458
6.71%	Puttable Reset Securities PURSSM (B)	July 15, 2036	250	249		254
6.38%	30-year debentures (B)	Nov. 15, 2037	300	298		305
3.50%	30-year notes (B)	Nov. 15, 2042	250	249		-

Illinois Central series:
5.00%	99-year income debentures	Dec. 1, 2056	7	7		7
7.70%	100-year debentures	Sep. 15, 2096	125	124		127

Total US dollar-denominated debentures and notes			$5,957	5,927		5,550
BC Rail series:
Non-interest bearing 90-year subordinated notes (C)		July 14, 2094		842		842
Total debentures and notes				6,769		6,392
Other:
Commercial paper (F) (G)				-		82
Capital lease obligations and other (D)				985		957
Total debt, gross				7,754		7,431
Less:
Net unamortized discount				854		855
Total debt (1) (E)				6,900		6,576
Less:
Current portion of long-term debt (E)				577		135
Total long-term debt				$6,323		$6,441
(1)	See Note 17 - Financial Instruments, for the fair value of debt.

E. Long-term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding as at December 31, 2012, for the next five years and thereafter, are as follows:

In millions	Capital leases	Debt	Total

2013(1)	$179	$398	$577
2014	208	320	528
2015	81	-	81
2016	268	545	813
2017	133	246	379
2018 and thereafter	114	4,408	4,522
	$983	$5,917	$6,900
(1) Current portion of long-term debt.